Offsetting financial assets and liabilities - Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	€ 427,428	€ 419,865
Gross amounts of recognised financial liabilities offset in the statement of financial position	(359,124)	(356,524)
Net amounts of financial assets presented in the statement of financial position	68,305	63,341
Financial instruments	15,165	18,440
Cash and financial instruments received as collateral	47,005	37,930
Net amount	6,135	6,971
Amounts not subject to enforceable netting arrangements	31,121	47,234
Statement of financial position total	99,425	110,576
Loans and advances to customers	647,313	644,893
Other assets	7,117	8,850
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	1,840	2,576
Gross amounts of recognised financial liabilities offset in the statement of financial position	(29)
Net amounts of financial assets presented in the statement of financial position	1,811	2,576
Financial instruments		1
Cash and financial instruments received as collateral	1,811	2,549
Net amount		27
Amounts not subject to enforceable netting arrangements	3,440	16,819
Statement of financial position total	5,251	19,395
Loans and advances to banks | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	1,840	2,576
Gross amounts of recognised financial liabilities offset in the statement of financial position	(29)
Net amounts of financial assets presented in the statement of financial position	1,811	2,576
Financial instruments
Cash and financial instruments received as collateral	1,811	2,549
Net amount		27
Amounts not subject to enforceable netting arrangements	3,440	16,820
Statement of financial position total	5,251	19,395
Loans and advances to banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position
Financial instruments
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Loans and advances to banks | Cash pools
Disclosure of credit risk exposure [line items]
Loans and advances to banks, excluding repurchase agreements not subject to offsetting	11,458	15,709
Financial assets at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	182,232	186,123
Gross amounts of recognised financial liabilities offset in the statement of financial position	(118,049)	(127,768)
Net amounts of financial assets presented in the statement of financial position	64,183	58,355
Financial instruments	15,103	18,292
Cash and financial instruments received as collateral	43,977	34,337
Net amount	5,102	5,726
Amounts not subject to enforceable netting arrangements	27,182	29,264
Statement of financial position total	91,365	87,619
Financial assets at fair value through profit or loss | Trading and Non-trading | Derivatives
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	105,928	134,253
Gross amounts of recognised financial liabilities offset in the statement of financial position	(83,312)	(106,523)
Net amounts of financial assets presented in the statement of financial position	22,617	27,730
Financial instruments	14,868	18,190
Cash and financial instruments received as collateral	2,915	4,525
Net amount	4,834	5,015
Amounts not subject to enforceable netting arrangements	5,091	7,004
Statement of financial position total	27,708	34,734
Financial assets at fair value through profit or loss | Reverse repurchase, securities borrowing and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	76,304	51,870
Gross amounts of recognised financial liabilities offset in the statement of financial position	(34,738)	(21,245)
Net amounts of financial assets presented in the statement of financial position	41,566	30,625
Financial instruments	235	102
Cash and financial instruments received as collateral	41,063	29,813
Net amount	268	710
Amounts not subject to enforceable netting arrangements	22,091	22,260
Statement of financial position total	63,657	52,886
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	236,233	224,416
Gross amounts of recognised financial liabilities offset in the statement of financial position	(234,617)	(222,857)
Net amounts of financial assets presented in the statement of financial position	1,616	1,559
Financial instruments	41	74
Cash and financial instruments received as collateral	1,217	1,044
Net amount	358	441
Amounts not subject to enforceable netting arrangements	499	1,151
Statement of financial position total	2,115	2,710
Loans and advances to customers | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets		155
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position		155
Financial instruments
Cash and financial instruments received as collateral		155
Net amount
Amounts not subject to enforceable netting arrangements	499	1,151
Statement of financial position total	499	1,306
Loans and advances to customers | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets		1
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position		1
Financial instruments		1
Cash and financial instruments received as collateral
Net amount
Amounts not subject to enforceable netting arrangements		(1)
Statement of financial position total
Loans and advances to customers | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	236,233	224,261
Gross amounts of recognised financial liabilities offset in the statement of financial position	(234,617)	(222,857)
Net amounts of financial assets presented in the statement of financial position	1,616	1,404
Financial instruments	41	74
Cash and financial instruments received as collateral	1,217	889
Net amount	358	441
Amounts not subject to enforceable netting arrangements
Statement of financial position total	1,616	1,404
Loans and advances to customers	646,814	643,587
Loans and advances to customers, excluding repurchase agreement, subject to offsetting	1,616	1,404
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	7,124	6,750
Gross amounts of recognised financial liabilities offset in the statement of financial position	(6,428)	(5,899)
Net amounts of financial assets presented in the statement of financial position	695	851
Financial instruments	21	74
Cash and financial instruments received as collateral
Net amount	675	777
Amounts not subject to enforceable netting arrangements
Statement of financial position total	695	851
Other assets	3,869	5,191
Other assets - amounts to be settled, subject to offsetting	€ 695	€ 851